Investment in Hotel Properties, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Investments in Hotel Properties, net
Investments in hotel properties, net consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Land	$767,363	$769,381
Buildings and improvements	4,092,971	4,129,884
Furniture, fixtures and equipment	480,612	503,156
Construction in progress	22,820	29,745
Condominium properties	11,901	12,093
Total cost	5,375,667	5,444,259
Accumulated depreciation	(1,351,491)	(1,335,816)
Investments in hotel properties, net	$4,024,176	$4,108,443

We allocated the cost of the acquisition including transaction costs of $355,000 to the individual assets acquired on a relative fair value basis, which is considered a Level 3 valuation technique, as noted in the following table (in thousands):

Land	$9,399
Buildings and improvements	34,276
Furniture, fixtures and equipment (1)	3,852
Investments in hotel properties, net	$47,527
Debt discount	407
$47,934
Net other assets (liabilities)	$38
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(1)	$3.9 million of FF&E was sold to Ashford Inc. as a part of the ERFP transaction for the Hilton Santa Cruz/Scotts Valley.
The results of operations of the hotel property have been included in our results of operations as of the acquisition date. The table below summarizes the total revenue and net income (loss) of the hotel property in our consolidated statements of operations for the year ended December 31, 2019 (in thousands):

Year Ended December 31, 2019
Total revenue	$9,106
Net income (loss)	(346)

Investments in hotel properties, net consisted of the following (in thousands):

	December 31,
	2019	2018
Land	$769,381	$670,362
Buildings and improvements	4,129,884	4,062,810
Furniture, fixtures and equipment	503,156	504,806
Construction in progress	29,745	37,394
Condominium properties	12,093	12,091
Total cost	5,444,259	5,287,463
Accumulated depreciation	(1,335,816)	(1,182,244)
Investments in hotel properties, net	$4,108,443	$4,105,219

We allocated the cost of the acquisition including transaction costs of $1.5 million to the individual assets acquired on a relative fair value basis, which is considered a Level 3 valuation technique, as noted in the following table (in thousands):

Land	$111,619
Buildings and improvements	80,047
Furniture, fixtures and equipment (1)	8,626
Investments in hotel properties, net	$200,292
Key money	(3,800)
$196,492
Net other assets (liabilities)	$1,320
_____________________________
(1) FF&E of $8.6 million was sold to Ashford Inc. as a part of the ERFP transaction for the Embassy Suites New York Manhattan Times Square.
The results of operations of the hotel property have been included in our results of operations as of the acquisition date. The table below summarizes the total revenue and net income (loss) of the hotel property in our consolidated statements of operations for the year ended December 31, 2019 (in thousands):

Year Ended December 31, 2019
Total revenue	$26,139
Net income (loss)	(3,549)